Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Commitments and Contingencies

NOTE 12 - COMMITMENTS AND CONTINGENCIES

As of the reporting date, Yangshuo has not incurred any unrecognized or recognized commitments or loss contingencies that are subject to disclosure requirements.

Tang Dynasty Investment Group Limited [Member]
Commitments and Contingencies

NOTE 12 - COMMITMENTS AND CONTINGENCIES

As of the reporting date, the Company has not incurred any unrecognized or recognized commitments or loss contingencies that are subject to disclosure requirements.